Prepayments and Other Assets, Net (Details) ¥ in Millions, $ in Millions									12 Months Ended
	Aug. 15, 2025 USD ($)	Aug. 15, 2025 CNY (¥)	Jul. 25, 2025 USD ($)	Jul. 25, 2025 CNY (¥)	Jul. 30, 2024 USD ($)	Jul. 30, 2024 CNY (¥)	Jun. 19, 2024 USD ($)	Jun. 19, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Aug. 15, 2025 CNY (¥)	Jun. 11, 2024
Prepayments and Other Assets, Net [Line Items]
Loan payment			$ 7.0	¥ 49.0
Loans Payable [Member]
Prepayments and Other Assets, Net [Line Items]
Annual interest rate									2.60%	2.60%
SF Smart [Member]
Prepayments and Other Assets, Net [Line Items]
Loan payment	$ 2.8	¥ 20.0
Refunded amount	$ 6.3										¥ 44.0
Shengfeng Supply Chain Management Co., Ltd. [Member]
Prepayments and Other Assets, Net [Line Items]
Equity interest percentage			49.00%	49.00%
Shengfeng Supply Chain Management Co., Ltd. [Member] | Third Party [Member]
Prepayments and Other Assets, Net [Line Items]
Consideration transfer amount							$ 6.3	¥ 44.0
Pingtan SF’s [Member]
Prepayments and Other Assets, Net [Line Items]
Repayment amount			$ 2.8	¥ 20.0	$ 7.0	¥ 49.0
Xingqidian [Member]
Prepayments and Other Assets, Net [Line Items]
Loan payment									$ 17.3	¥ 121.5
Equity interest percentage												100.00%
Shengfeng Supply Chain Management Co., Ltd. [Member]
Prepayments and Other Assets, Net [Line Items]
Equity interest rate							49.00%	49.00%	49.00%	49.00%
Equity Method Investment, cash consideration							$ 7.0	¥ 49.0
SF Smart [Member]
Prepayments and Other Assets, Net [Line Items]
Equity interest rate	49.00%										49.00%